Incorporation and Nature of Operations	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Incorporation and Nature of Operations

Note 1. Incorporation and Nature of Operations

Energy and Water Development Corp. (the “Company” or “EAWD”) was originally incorporated as a Delaware corporation named Wealthhound.com, Inc. in 2000 and was converted to a Florida corporation under the name Eagle International Holdings Group Inc. on December 14, 2007.

On March 10, 2008, the Company changed its name to Eurosport Active World Corporation and on March 17, 2008, the Company entered into an Agreement and Plan of Acquisition (the “Acquisition Agreement”) with Inko Sport America, LLC (“ISA”), a privately-held Florida limited liability company wherein all of the certified owners of ISA exchanged their ownership interests in ISA for shares of the Company. In connection with the closing of the Acquisition Agreement, the Company adopted ISA’s business plan and the Company’s registered directors were elected to their positions. This transaction was accounted for as a recapitalization effected by a share exchange, wherein ISA was considered the acquirer for accounting and financial reporting purposes. ISA was administratively dissolved in September 2010.

In September 2019, the Company changed its name to Energy and Water Development Corp. to more accurately reflect the Company’s purpose and business sector and the Company has registered its logo “EAWD” with the United States Patent and Trademark Office, the European Union Intellectual Property Office and the World Intellectual Property Organization (WIPO) to secure its corporate identity.

To ensure the Company is positioned to service its growing business in one of the EU’s most environmentally progressive countries, the Company has a branch registered to conduct business in Germany and two wholly-owned German subsidiaries: Energy and Water Development Deutschland GmbH (“EAWD Deutschland”) and EAWD Logistik GmbH (“EAWD Logistik”).

Note 1. Incorporation and Nature of Operations

Energy and Water Development Corp. (the “Corporation”, “Company” or “EAWD”), was incorporated under the laws of the State of Florida on December 12, 2007. In September 2019, the Company changed its name from Eurosport Active World Corp. to Energy and Water Development Corp. to better present the Company’s purpose and business sector. We are an engineering services company formed as an outsourcing green tech platform, seeking to exploit renewable energy and water technologies.

On May 7th, 2021, the Company established an official Branch to initiate operations and assist on the establishment of an official subsidiary. On November 9, 2021, the Company established an official Subsidiary of EAWD in Germany to ensure the company is positioned to service its growing business in one of the EU’s most environmentally progressive countries. This subsidiary was incorporated under the name of Energy and Water development Deutschland GmbH (“EAWD Deutschland”), in Hamburg, Germany.

On May 19, 2022, the Company initiated the process for the establishment of an additional Subsidiary of EAWD in Germany to provide logistics services for EAWD Deutschland. This subsidiary has been now fully incorporated under the name of EAWD Logistik GmbH (“EAWD Logistik”), in Frankfurt, Germany.